5. Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Compensation for services	$ 107,899	$ 142,955
Revenue from related parties	6,571	5,759
President and CEO [Member]
Compensation for services	120,000	121,385
Vitashower Corp [Member]
Revenue from related parties	$ 6,571	$ 5,759